First Trust WCM Developing World Equity ETF (WCME)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.2%
	Bermuda — 2.2%
1,473	Credicorp Ltd.	$499,612
	Brazil — 11.5%
179,893	B3 S.A. - Brasil Bolsa Balcao (BRL)	639,021
23,585	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	720,502
7,822	Embraer S.A., ADR	464,157
58,184	PRIO S.A. (BRL) (c)	743,721
		2,567,401
	Cayman Islands — 21.6%
32,446	Alibaba Group Holding Ltd. (HKD) (d)	508,575
36,570	Baidu, Inc., Class A (HKD) (c) (d)	511,183
105,144	GDS Holdings Ltd., Class A (HKD) (c) (d)	532,049
60,713	Inter & Co., Inc., Class A	483,276
34,174	NU Holdings Ltd., Class A (c)	491,080
4,170	PDD Holdings, Inc., ADR (c)	426,091
4,206	Sea Ltd., ADR (c)	348,299
88,922	Shenzhou International Group Holdings Ltd. (HKD) (d)	543,330
4,923	Tencent Holdings Ltd. (HKD) (d)	310,505
156,840	Wuxi Biologics Cayman, Inc. (HKD) (c) (d) (e) (f)	674,489
		4,828,877
	China — 5.1%
57,028	BYD Co., Ltd., Class H (HKD) (d)	779,649
727,149	Shandong Weigao Group Medical Polymer Co., Ltd., Class H (HKD) (d)	349,624
		1,129,273
	Hong Kong — 4.3%
85,831	AIA Group Ltd. (HKD) (d)	953,696
	India — 1.8%
15,886	ICICI Bank Ltd., ADR	411,447
	Israel — 3.8%
28,518	Teva Pharmaceutical Industries Ltd., ADR (c)	858,962
	Jersey — 3.8%
111,556	Glencore PLC (GBP) (d)	844,906
	Kazakhstan — 1.8%
5,578	Kaspi.KZ JSC, ADR (c)	413,162
	Malaysia — 3.1%
311,900	IHH Healthcare Bhd (MYR) (d)	694,433
Shares	Description	Value

	Mexico — 5.0%
58,405	Cemex S.A.B. de C.V., ADR	$668,153
6,000	Vista Energy S.A.B. de C.V., ADR (c)	452,820
		1,120,973
	Panama — 2.2%
4,262	Copa Holdings S.A., Class A	484,206
	South Korea — 14.4%
6,284	Hyundai Rotem Co., Ltd. (KRW) (d)	723,639
6,308	KB Financial Group, Inc. (KRW) (d)	619,259
5,842	Samsung Electronics Co., Ltd. (KRW) (d)	683,289
2,109	SK hynix, Inc. (KRW) (d)	1,196,573
		3,222,760
	Taiwan — 14.2%
45,685	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD) (d)	2,642,170
11,485	Universal Microwave Technology, Inc. (TWD) (d)	533,157
		3,175,327
	United States — 3.4%
7,708	ACM Research, Inc., Class A (c)	303,310
23,686	Coupang, Inc. (c)	447,192
		750,502

	Total Investments — 98.2%	21,955,537
	(Cost $21,705,270)
	Net Other Assets and Liabilities — 1.8%	400,296
	Net Assets — 100.0%	$22,355,833

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.

First Trust WCM Developing World Equity ETF (WCME)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $13,100,526 or 58.6% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
BRL	– Brazilian Real
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
KRW	– South Korean Won
MYR	– Malaysian Ringgit
TWD	– New Taiwan Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Information Technology	26.8%
Financials	20.6
Consumer Discretionary	13.9
Health Care	11.7
Industrials	7.6
Materials	6.9
Energy	5.5
Communication Services	3.7
Utilities	3.3
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	30.8%
HKD	23.5
KRW	14.7
TWD	14.4
BRL	9.6
GBP	3.8
MYR	3.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$4,828,877	$1,748,746	$3,080,131	$—
China	1,129,273	—	1,129,273	—
Hong Kong	953,696	—	953,696	—
Jersey	844,906	—	844,906	—
Malaysia	694,433	—	694,433	—
South Korea	3,222,760	—	3,222,760	—
Taiwan	3,175,327	—	3,175,327	—
Other Country Categories*	7,106,265	7,106,265	—	—
Total Investments	$21,955,537	$8,855,011	$13,100,526	$—

*	See Portfolio of Investments for country breakout.

First Trust WCM International Equity ETF (WCMI)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.2%
	Brazil — 3.4%
1,194,442	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	$36,442,425
	Canada — 10.0%
608,230	Brookfield Corp.	24,615,068
189,149	Cameco Corp.	20,543,473
629,686	Canadian Natural Resources Ltd.	30,684,599
17,489	Constellation Software, Inc. (CAD)	30,700,857
		106,543,997
	Cayman Islands — 7.1%
131,145	Alibaba Group Holding Ltd., ADR	16,453,452
164,873	Baidu, Inc., ADR (c)	18,370,149
833,405	Kanzhun Ltd., ADR	11,159,293
80,317	PDD Holdings, Inc., ADR (c)	8,206,791
4,953,012	Wuxi Biologics Cayman, Inc. (HKD) (c) (d) (e) (f)	21,300,395
		75,490,080
	Curacao — 2.4%
485,468	SLB Ltd.	24,948,201
	Denmark — 1.6%
474,265	Novo Nordisk A/S, ADR	17,429,239
	France — 2.5%
370,696	Societe Generale S.A. (EUR) (f)	27,067,206
	Germany — 9.6%
417,314	Bayer AG (EUR) (f)	19,312,646
1,951,626	Evotec SE (EUR) (c) (f)	9,918,761
76,029	Heidelberg Materials AG (EUR) (f)	16,044,971
30,832	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR) (f)	19,471,775
213,682	Siemens Energy AG (EUR) (f)	36,849,547
		101,597,700
	Guernsey — 0.8%
1,799,703	Genius Sports Ltd. (c)	7,972,684
	Israel — 3.2%
1,126,675	Teva Pharmaceutical Industries Ltd., ADR (c)	33,935,451
	Italy — 3.6%
1,317,725	Lottomatica Group S.p.A. (EUR) (f)	38,049,317
	Japan — 9.7%
2,109,300	Japan Exchange Group, Inc. (JPY) (f)	24,632,370
169,200	Kioxia Holdings Corp. (JPY) (c) (f)	22,097,538
Shares	Description	Value

	Japan (Continued)
523,900	Mizuho Financial Group, Inc. (JPY) (f)	$21,209,444
1,012,249	Sony Group Corp., ADR	20,953,554
57,700	Tokyo Electron Ltd. (JPY) (f)	14,335,620
		103,228,526
	Jersey — 1.8%
2,549,887	Glencore PLC (GBP) (f)	19,312,400
	Kazakhstan — 0.8%
118,739	Kaspi.KZ JSC, ADR (c)	8,794,998
	Netherlands — 4.3%
285,379	Nebius Group N.V. (c)	29,610,925
335,400	Prosus N.V. (EUR) (f)	15,527,609
		45,138,534
	South Korea — 2.2%
240,242	KB Financial Group, Inc. (KRW) (f)	23,584,668
	Sweden — 1.8%
492,437	Sandvik AB (SEK) (f)	18,930,190
	Switzerland — 5.3%
165,330	Bunge Global S.A.	21,029,976
47,675	Chubb Ltd.	15,538,713
498,486	UBS Group AG	19,475,848
		56,044,537
	Taiwan — 7.3%
1,336,107	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD) (f)	77,273,114
	United Kingdom — 21.8%
3,277,266	Babcock International Group PLC (GBP) (f)	50,877,963
318,773	British American Tobacco PLC (GBP) (f)	18,507,471
5,898,754	Convatec Group PLC (GBP) (d) (e) (f)	17,014,484
4,379,395	Haleon PLC (GBP) (f)	21,673,466
3,813,533	Rentokil Initial PLC (GBP) (f)	23,666,361
4,175,743	Rolls-Royce Holdings PLC (GBP) (f)	63,439,265
3,484,014	Tesco PLC (GBP) (f)	21,896,999
1,222,977	Wise PLC, Class A (GBP) (c) (f)	14,727,224
		231,803,233

	Total Investments — 99.2%	1,053,586,500
	(Cost $1,029,167,519)
	Net Other Assets and Liabilities — 0.8%	8,374,493
	Net Assets — 100.0%	$1,061,960,993

First Trust WCM International Equity ETF (WCMI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $656,720,804 or 61.8% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

Sector Allocation	% of Total Investments
Industrials	19.5%
Financials	18.9
Information Technology	16.5
Health Care	13.3
Consumer Discretionary	10.2
Energy	7.2
Consumer Staples	5.8
Utilities	3.5
Materials	3.4
Communication Services	1.7
Total	100.0%

Currency Exposure Diversification	% of Total Investments
USD	34.8%
GBP	23.8
EUR	17.3
JPY	7.8
TWD	7.3
CAD	2.9
KRW	2.3
HKD	2.0
SEK	1.8
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$75,490,080	$54,189,685	$21,300,395	$—
France	27,067,206	—	27,067,206	—
Germany	101,597,700	—	101,597,700	—
Italy	38,049,317	—	38,049,317	—
Japan	103,228,526	20,953,554	82,274,972	—
Jersey	19,312,400	—	19,312,400	—
Netherlands	45,138,534	29,610,925	15,527,609	—
South Korea	23,584,668	—	23,584,668	—
Sweden	18,930,190	—	18,930,190	—
Taiwan	77,273,114	—	77,273,114	—
United Kingdom	231,803,233	—	231,803,233	—
Other Country Categories*	292,111,532	292,111,532	—	—
Total Investments	$1,053,586,500	$396,865,696	$656,720,804	$—

*	See Portfolio of Investments for country breakout.

First Trust Exchange-Traded Fund
Additional Information
March 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.